Share-based payments - Movements in option and award plans (Details)	12 Months Ended
	Dec. 31, 2022 shares £ / shares	Dec. 31, 2021 £ / shares shares
DSVP / SVP
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	370,505,000	370,006,000
Transfers in the year, number of options	(3,742,000)	(2,214,000)
Granted in the year, number of options	264,257,000	174,338,000
Exercised/released in the year, number of options	(162,958,000)	(144,943,000)
Less: forfeited in the year, number of options	(22,389,000)	(26,682,000)
Less: expired in the year, number of options	0	0
Outstanding at end of year, Number of options	445,673,000	370,505,000
Of which exercisable, number of options	0	0
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 1.76
Outstanding at end of year, Weighted average exercise price | £ / shares	£ 1.61	£ 1.76
Others
Reconciliation of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Number of options	47,480,000	53,767,000
Transfers in the year, number of options	2,048,000	(2,697,000)
Granted in the year, number of options	93,160,000	79,050,000
Exercised/released in the year, number of options	(90,696,000)	(78,273,000)
Less: forfeited in the year, number of options	(4,017,000)	(3,395,000)
Less: expired in the year, number of options	(365,000)	(972,000)
Outstanding at end of year, Number of options	47,610,000	47,480,000
Of which exercisable, number of options	5,541,000	4,428,000
Sharesave
Reconciliation of options and award plans [Roll Forward]
Transfers in the year, number of options	0	0
Of which exercisable, number of options	2,312,749
Reconciliation of share price of options and award plans [Roll Forward]
Outstanding at beginning of year/acquisition date, Weighted average | £ / shares	£ 0.95	£ 0.95
Granted in the year, weighted average exercise price | £ / shares	1.33	1.43
Exercised/released in the year, weighted average exercise price | £ / shares	1.18	1.36
Less: forfeited in the year, weighted average exercise price | £ / shares	0.99	0.95
Less: expired in the year, weighted average exercise price | £ / shares	1.19	1.69
Outstanding at end of year, Weighted average exercise price | £ / shares	0.97	0.95
Of which exercisable, weighted average exercise price | £ / shares	£ 1.21	£ 1.16